Investment in PHOENIXi	12 Months Ended
Dec. 31, 2011
Investment in PHOENIXi

17. Investment in PHOENIXi

PHOENIXi was a subsidiary of the Company and was liquidated on December 21, 2011. The Company deconsolidated PHOENIXi and its subsidiaries upon the commencement of the liquidation and accounted for PHOENIXi using the cost method as it no longer exercised control or significant influence.

In November 2000, Phoenix TV made a US$5.0 million interest-free, payable-in-demand loan to the BVI Company, which was accounted as short term loan due to Phoenix TV Group by the Company, and the BVI Company then advanced the US$5.0 million to PHOENIXi in the form of the promissory note. The note represents the only debt that PHOENIXi held when it was put into liquidation and the Company is PHOENIXi’s sole creditor. The Company determined there was an other than temporary impairment to its investment in PHOENIXi as it is insolvent, then wrote off the cost method investment in October 2006, and revalued the note on an annual basis to the present value of cash flow expected to receive from PHOENIXi, which will include all the cash and cash equivalents owned by PHOENIXi, with the changes to the carrying value included in the consolidated statement of operations.

The note receivable was RMB17.6 million as of December 31, 2010. During the PHOENIXi’s liquidation process in 2011, PHOENIXi repaid US$2.2 million, or RMB14.3 million to PNM directly, and RMB2.2 million (US$0.3 million) to Phoenix TV Group on PNM’s behalf. The difference has been recognized in the consolidated statement for operations for 2011.

With the completion of the liquidation in December 2011, Phoenix TV and PNM agreed to settle the US$5.0 million short term loan arising from PHOENIXi. PNM will repay the same amount which was received from PHOENIXi to Phoenix TV Group. For the remaining balance of RMB15.6 million (US$2.5 million) of the short term loan due to Phoenix TV group was waived and accounted for a shareholders’ contribution in the Group’s statements of shareholders’ equity/(deficit) and comprehensive income.

PHOENIXi also had a net amount of RMB5.9 million and nil due to PNM as of December 31, 2010 and 2011, respectively, arising from historical operating expenses paid by PNM on behalf of PHOENIXi, which has been fully impaired by PNM in 2006.

The condensed financial statements of PHOENIXi are as follows, which are not included in the Company’s consolidated financial statements:

Financial Information of PHOENIXi

Condensed Balance Sheets

	As of December 31,
	2010	2011	2011
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	17,651	—	—
Amounts due from PNM	528	—	—
Deposit with liquidators	133	—	—

Total current assets	18,312	—	—

Total assets	18,312	—	—

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Amounts due to PNM	6,454	—	—
Accrued expenses and other current liabilities	145	—	—

Total current liabilities	6,599	—	—
Promissory note with PNM	33,113	—	—

Total liabilities	39,712	—	—

Mezzanine equity
Series A convertible redeemable preferred shares (US$0.01 par value, 750,000 and nil shares authorized and issued as of December 31, 2010 and 2011; No aggregate liquidation value as of December 31, 2010 and 2011)	—	—	—
Shareholders’ deficit:
Ordinary shares (US$0.01 par value, 24,250,000 and nil shares authorized, issued and outstanding as of December 31, 2010 and 2011, respectively)	1,026	—	—

Additional paid-in capital	78	—	—
Accumulated deficit	(25,827)	—	—
Accumulated other comprehensive income	3,323	—	—

Total shareholders’ deficit	(21,400)	—	—

Total liabilities and shareholders’ deficit	18,312	—	—

Financial Information of PHOENIXi

Condensed Statements of Operations

	For the Years Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Revenues	—	—	—	—
Cost of revenues	—	—	—	—

Gross profit	—	—	—	—
Operating expenses

Sales and marketing expenses	—	—	—	—

General and administrative expenses	(17)	(202)	(880)	(140)
Technology and product development expenses	—	—	—	—

Total operating expenses	(17)	(202)	(880)	(140)

Operating loss	(17)	(202)	(880)	(140)

Others, net	1	249	43	7
(Loss)/income before tax	(16)	47	(837)	(133)

Income tax expenses	—	—	—	—

(Loss)/income after tax	(16)	47	(837)	(133)

Financial Information of PHOENIXi Condensed Statements of Cash Flows
	For the Years Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Cash flows generated from/(used in) operating activities:	64	(231)	(913)	(145)
Cash flows generated from investing activities:	—	—	—	—
Cash flows used in financing activities:	—	—	(16,450)	(2,614)
Effect of exchange rate changes on cash and cash equivalents	(38)	(470)	(288)	(46)

Net increase/(decrease) in cash and cash equivalents	26	(701)	(17,651)	(2,805)
Cash and cash equivalents at the beginning of the period	18,326	18,352	17,651	2,805

Cash and cash equivalents at the end of the period	18,352	17,651	—	—

PHOENIXi has 750,000 shares of Series A convertible redeemable preferred shares outstanding and are redeemable at the fair value at both the issuer and the holder’s option. These preferred shares are accounted for as a mezzanine classified equity, and carried at redemption price, which is its fair value. Due to the insolvent status of PHOENIXi, the carrying value of the preferred shares of PHOENIXi has been zero since the commencement of the liquidation process in 2006.